Trade Receivables (Current)	6 Months Ended
Sep. 30, 2023
Trade Receivables Current [Abstract]
TRADE RECEIVABLES (CURRENT)

NOTE 6 — TRADE RECEIVABLES (CURRENT)

Trade receivables consist of the following:

	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Receivable from related parties	$112,442	$352,424
Receivable from others	3,305,719	1,537,132
	$3,418,161	$1,889,556
Less: allowance for doubtful debts (expected credit loss)	73,166	57,832
	3,344,995	1,831,724